CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, outstanding (in shares)	29,150,521	50,000,000
Class A common stock subject to possible redemption, redemption value (per share)	$ 10.41	$ 10.09
Temporary equity, shares issued	29,150,521
Class A Common Stock Not Subject to Redemption
Common stock, shares issued	1,450,000	1,450,000
Common stock, shares outstanding	1,450,000	1,450,000
Class B Common Stock
Common stock par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	12,500,000	12,500,000
Common stock, shares outstanding	12,500,000	12,500,000